SCHEDULE OF INVESTMENTS

Ivy Pzena International Value Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium
Financials – 0.8%
KBC Group N.V.	27	$1,887

Total Belgium - 0.8%		$1,887
Brazil
Consumer Staples – 0.5%
Ambev S.A.	382	1,156

Total Brazil - 0.5%		$1,156
China
Utilities – 0.8%
China Resources Power Holdings Co. Ltd.	1,772	1,908

Total China - 0.8%		$1,908
Denmark
Financials – 0.7%
Danske Bank A.S.	105	1,737

Industrials – 3.4%
A.P. Moller - Maersk A/S(A)	4	7,940

Total Denmark - 4.1%		$9,677
France
Communication Services – 1.7%
Publicis Groupe S.A.	77	3,851

Consumer Discretionary – 2.6%
Compagnie Generale des Etablissements Michelin, Class B	47	6,114

Financials – 2.3%
Amundi S.A.	55	4,513
SCOR SE	30	980
		5,493
Health Care – 1.1%
Sanofi-Aventis	27	2,570

Industrials – 5.7%
Bouygues S.A.	60	2,461
Rexel S.A.	534	8,431
Schneider Electric S.A.	17	2,503
		13,395

Total France - 13.4%		$31,423
Germany
Industrials – 1.2%
Siemens AG	19	2,773

Materials – 6.1%
BASF Aktiengesellschaft	94	7,410
Covestro AG	112	6,922
		14,332

Total Germany - 7.3%		$17,105
Hong Kong
Consumer Discretionary – 1.0%
Galaxy Entertainment Group	310	2,413

Information Technology – 1.0%
Lenovo Group Ltd.	2,544	2,405

Total Hong Kong - 2.0%		$4,818
Italy
Financials – 0.6%
UniCredit S.p.A.	148	1,385

Utilities – 1.5%
ENEL S.p.A.	343	3,487

Total Italy - 2.1%		$4,872
Japan
Consumer Discretionary – 8.2%
Honda Motor Co. Ltd.	229	6,464
Iida Group Holdings Co. Ltd.(A)	109	2,196
Isuzu Motors Ltd.	237	2,251
Panasonic Corp.	630	7,342
Suzuki Motor Corp.	24	1,117
		19,370

Energy – 0.5%
Inpex Corp.	244	1,317

Financials – 3.6%
Fukuoka Financial Group, Inc.	64	1,146
MS&AD Insurance Group Holdings, Inc.	41	1,254
Resona Holdings, Inc.	503	1,759
Sumitomo Mitsui Financial Group, Inc.	98	3,050
T&D Holdings, Inc.	112	1,326
		8,535
Industrials – 3.9%
Komatsu Ltd.	236	6,521
Mitsui & Co. Ltd.	138	2,525
		9,046

Materials – 2.5%
Hitachi Metals Ltd.	382	5,802

Total Japan - 18.7%		$44,070
Luxembourg
Materials – 2.2%
ArcelorMittal	228	5,218

Total Luxembourg - 2.2%		$5,218
Netherlands
Energy – 1.8%
Royal Dutch Shell plc, Class A	238	4,181

Financials – 1.8%
ING Groep N.V., Certicaaten Van Aandelen	452	4,207

Total Netherlands - 3.6%		$8,388
Singapore
Consumer Staples – 1.7%
Wilmar International Ltd.	1,122	3,951

Financials – 1.4%
DBS Group Holdings Ltd.(A)	179	3,398

Total Singapore - 3.1%		$7,349
South Korea
Financials – 0.7%
Shinhan Financial Group Co. Ltd.	55	1,640

Materials – 2.9%
POSCO	28	6,913

Total South Korea - 3.6%		$8,553
Spain
Financials – 0.8%
Bankia S.A.	1,016	1,809

Total Spain - 0.8%		$1,809
Sweden
Information Technology – 0.9%
Telefonaktiebolaget LM Ericsson, B Shares	190	2,260

Total Sweden - 0.9%		$2,260
Switzerland
Financials – 2.7%
Credit Suisse Group AG, Registered Shares	144	1,855
UBS Group AG	313	4,404
		6,259

Health Care – 4.3%
Novartis AG, Registered Shares	41	3,884
Roche Holdings AG, Genusscheine	18	6,225
		10,109

Industrials – 0.7%
ABB Ltd.	63	1,758

Total Switzerland - 7.7%		$18,126
Taiwan
Information Technology – 2.7%
Catcher Technology Co. Ltd.	367	2,698
Hon Hai Precision Industry Co. Ltd.	1,082	3,547
		6,245

Total Taiwan - 2.7%		$6,245
United Kingdom
Communication Services – 1.8%
Vodafone Group plc	2,622	4,307

Consumer Staples – 3.9%
J Sainsbury plc	2,190	6,731
Tesco plc	831	2,621
		9,352
Energy – 5.7%
John Wood Group plc	1,724	7,273
TechnipFMC plc(B)	661	6,216
		13,489

Financials – 6.3%
Aviva plc	526	2,339
Barclays plc	1,222	2,451
HSBC Holdings plc	801	4,136
NatWest Group plc	1,061	2,426
Standard Chartered plc	551	3,501
		14,853

Industrials – 2.5%
Travis Perkins plc	329	6,056

Total United Kingdom - 20.2%		$48,057
United States
Health Care – 1.3%
Viatris, Inc.(B)	168	3,154

Total United States - 1.3%		$3,154

TOTAL COMMON STOCKS – 95.8%		$226,075
(Cost: $211,232)

PREFERRED STOCKS
Germany
Consumer Discretionary – 2.4%
Volkswagen AG, 2.260%	31	5,751

Total Germany - 2.4%		$5,751

TOTAL PREFERRED STOCKS – 2.4%		$5,751
(Cost: $5,324)

SHORT-TERM SECURITIES
Money Market Funds(C) – 4.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	2,627	2,627
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.030%(D)	8,422	8,422
		11,049

TOTAL SHORT-TERM SECURITIES – 4.7%		$11,049
(Cost: $11,049)
TOTAL INVESTMENT SECURITIES – 102.9%		$242,875
(Cost: $227,605)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.9)%		(6,849)

NET ASSETS – 100.0%		$236,026

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $9,601 are on loan.

(B) No dividends were paid during the preceding 12 months.

(C) Rate shown is the annualized 7-day yield at December 31, 2020.

(D) Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$8,158	$—
Consumer Discretionary	—	27,897	—
Consumer Staples	—	14,459	—
Energy	6,216	12,771	—
Financials	—	51,203	—
Health Care	3,154	12,679	—
Industrials	—	40,968	—
Information Technology	—	10,910	—
Materials	—	32,265	—
Utilities	—	5,395	—

Total Common Stocks	$9,370	$216,705	$—
Preferred Stocks	—	5,751	—
Short-Term Securities	11,049	—	—

Total	$20,419	$222,456	$—

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$227,605

Gross unrealized appreciation	36,844

Gross unrealized depreciation	(21,574)

Net unrealized appreciation	$15,270